UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 29, 2012

1.814096.107

CTM-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Connecticut - 81.5%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.26% 3/7/12 (Liquidity Facility Bank of America NA) (a)(e)	$ 2,000,000	$ 2,000,000
Avon Gen. Oblig. BAN 1.5% 10/30/12	7,000,000	7,057,619
Berlin Gen. Oblig. BAN:
1.5% 5/31/12	6,317,000	6,334,718
1.5% 5/31/12	2,000,000	2,005,777
Brookfield Gen. Oblig. BAN 1.5% 1/25/13	7,795,000	7,882,601
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.12% 3/7/12, LOC Citibank NA, VRDN (a)	8,285,000	8,285,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.17% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Bonds (New England Pwr. Co. Proj.) Sereis 1999, 0.4% tender 3/22/12, CP mode	8,065,000	8,065,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.13% 3/7/12, LOC RBS Citizens NA, VRDN (a)(d)	4,710,000	4,710,000
Series 2004 B, 0.13% 3/7/12, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Bonds:
Series 1993 B, 5.5% 3/15/12	1,000,000	1,002,039
Series 2001 A, 0.15% 5/15/12 (a)	39,535,000	39,535,000
Series 2001 C, 5.5% 12/15/12	1,500,000	1,561,800
Series 2002 A:
5.25% 4/15/12	3,090,000	3,109,165
5.375% 4/15/12 (Pre-Refunded to 4/15/12 @ 100)	3,000,000	3,019,197
5.375% 4/15/12 (Pre-Refunded to 4/15/12 @ 100)	550,000	553,478
Series 2002 B, 5.5% 6/15/12 (Pre-Refunded to 6/15/12 @ 100)	5,145,000	5,223,885
Series 2002 D, 5.25% 11/15/12	2,560,000	2,649,832
Series 2002 E, 5.5% 11/15/12	2,440,000	2,530,087
Series 2003 D, 5% 5/1/12	1,000,000	1,007,927
Series 2004 B, 5% 12/1/12	1,310,000	1,356,101
Series 2004 C, 5% 4/1/12	3,150,000	3,162,870
Series 2005 C, 5% 6/1/12	1,775,000	1,796,426
Series 2006 D, 5% 11/1/12	2,000,000	2,063,979
Series 2006 F, 3.5% 12/1/12	500,000	512,215
Series 2007 A, 4% 5/1/12	1,000,000	1,006,225
Series 2008 B, 5% 4/15/12	5,000,000	5,029,619
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2009 A:
4% 1/1/13	$ 350,000	$ 360,476
5% 1/1/13	18,095,000	18,820,954
5% 1/1/13	18,750,000	19,502,733
Series 2011 E:
1% 5/1/12	11,770,000	11,786,144
1.5% 11/1/12	20,000,000	20,170,875
Series D, 5.375% 11/15/12 (Pre-Refunded to 11/15/12 @ 100)	1,545,000	1,600,799
Series E, 6% 3/15/12	2,295,000	2,300,133
Participating VRDN:
Series Putters 3996, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Series WF 11 89C, 0.16% 3/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	17,100,000	17,100,000
Series 2004 A, 0.17% 3/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	61,290,000	61,290,000
Connecticut Health & Ed. Rev.:
Bonds:
(Lawrence and Memorial Hosp. Proj.) Series F, 1% 7/1/12	1,000,000	1,001,097
Series 2011 N, 3% 7/1/12	2,180,000	2,198,446
Series 2002 A1, 0.24% 3/7/12, LOC Bank of America NA, VRDN (a)	5,560,000	5,560,000
Series 2011 B, 0.23% 3/7/12, LOC Bank of America NA, VRDN (a)	19,090,000	19,090,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.24% 3/7/12, LOC Bank of America NA, VRDN (a)	15,335,000	15,335,000
Series B, 0.24% 3/7/12, LOC Bank of America NA, VRDN (a)	5,965,000	5,965,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.24% 3/7/12, LOC Bank of America NA, VRDN (a)	2,190,000	2,190,000
(Choate Rosemary Hall Proj.) Series D, 0.13% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	29,120,000	29,120,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.14% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	11,460,000	11,460,000
(Gaylord Hosp. Proj.) Series B, 0.24% 3/7/12, LOC Bank of America NA, VRDN (a)	17,335,000	17,335,000
(Greenwich Academy Proj.) Series C, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,970,000	1,970,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Greenwich Hosp. Proj.) Series C, 0.17% 3/7/12, LOC Bank of America NA, VRDN (a)	$ 36,030,000	$ 36,030,000
(Griffin Hosp. Proj.) Series C, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	22,625,000	22,625,000
(Hamden Hall Country Day School Proj.) Series A, 0.24% 3/7/12, LOC RBS Citizens NA, VRDN (a)	15,050,000	15,050,000
(Hosp. for Spl. Care Proj.) Series E, 0.14% 3/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,300,000	7,300,000
(Masonicare Corp. Proj.):
Series C, 0.17% 3/1/12, LOC Wells Fargo Bank NA, VRDN (a)	71,625,000	71,625,000
Series D, 0.15% 3/1/12, LOC Wells Fargo Bank NA, VRDN (a)	22,335,000	22,335,000
(Pomfret School Issue Proj.) Series A, 0.28% 3/7/12, LOC Bank of America NA, VRDN (a)	4,675,000	4,675,000
(Ridgefield Academy Proj.) Series A, 0.13% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	10,760,000	10,760,000
(Sacred Heart Univ. Proj.) Series F, 0.2% 3/7/12, LOC Bank of America NA, VRDN (a)	19,460,000	19,460,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	146,890,000	146,890,000
(The Taft School Proj.) Series H, 0.21% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,830,000	8,830,000
(United Methodist Home Proj.) Series 2001 A, 0.22% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
(Wesleyan Univ. Proj.) Series H, 0.11% 3/7/12, VRDN (a)	20,105,000	20,105,000
(Yale Univ. Proj.) Series T2, 0.13% 3/7/12, VRDN (a)	7,500,000	7,500,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.11% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	36,500,000	36,500,000
Series K2, 0.11% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series L2, 0.17% 3/7/12, LOC Bank of America NA, VRDN (a)	12,980,000	12,980,000
Bonds (Yale Univ. Proj.):
Series 2010 A3, 4%, tender 2/7/13 (a)	1,425,000	1,475,156
Series S1:
0.07% tender 3/13/12, CP mode	21,100,000	21,100,000
0.07% tender 3/16/12, CP mode	28,775,000	28,775,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Bonds (Yale Univ. Proj.):
Series S2:
0.09% tender 3/6/12, CP mode	$ 9,380,000	$ 9,380,000
0.13% tender 3/7/12, CP mode	39,450,000	39,450,000
0.17% tender 3/8/12, CP mode	6,160,000	6,160,000
Participating VRDN:
Series BA 08 1080, 0.22% 3/7/12 (Liquidity Facility Bank of America NA) (a)(e)	13,114,000	13,114,000
Series BBT 08 17, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,170,000	7,170,000
Series BBT 08 32, 0.15% 3/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,895,000	3,895,000
Series EGL 02 6027 Class A, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	37,500,000	37,500,000
Series Floaters 13 TP, 0.14% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	21,900,000	21,900,000
Series Putters 3363, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series ROC II R 11854, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	11,010,000	11,010,000
Series Solar 07 27, 0.15% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	25,710,000	25,710,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.13% 3/7/12, LOC HSBC Bank USA, NA, VRDN (a)	5,850,000	5,850,000
Series 2010, 0.14% 3/7/12, LOC HSBC Bank USA, NA, VRDN (a)	4,900,000	4,900,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Bonds:
Series 2009 A, 4% 1/1/13	2,015,000	2,076,488
Series 2011 A, 0.5%, tender 5/15/12 (a)	10,000,000	10,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1991 B, 6.5% 10/1/12	500,000	517,923
Series 1992 B, 6.125% 9/1/12	3,070,000	3,159,741
Series 1998 A, 5.5% 10/1/12	3,250,000	3,349,617
Series 1998 B, 5.5% 11/1/12	4,180,000	4,326,642
Series 2004 A, 5% 7/1/12	2,200,000	2,234,913
Series 2009 1, 5% 2/1/13	2,000,000	2,086,596
Series 2010 A, 5% 11/1/12	3,000,000	3,094,843
Series 2011 B, 2% 12/15/12	45,075,000	45,688,962
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2009 C, 5% 10/1/12	$ 1,995,000	$ 2,049,500
East Hartford Gen. Oblig. Bonds Series 2011 B, 2% 7/1/12	1,485,000	1,492,846
East Lyme Gen. Oblig. BAN:
Series 2011 B, 1% 7/26/12	4,235,000	4,247,222
1.5% 7/26/12	2,585,000	2,597,097
Fairfield Gen. Oblig.:
BAN 2% 7/20/12	475,000	477,824
Bonds Series A, 5% 4/1/12 (Pre-Refunded to 4/1/12 @ 100)	1,000,000	1,004,067
Greenwich Gen. Oblig.:
BAN Series 2012, 1.5% 1/24/13	21,000,000	21,250,546
Bonds:
Series 2011, 5% 1/15/13	500,000	520,900
Series 2012, 2% 1/15/13	2,440,000	2,478,952
Hartford County Metropolitan District Gen. Oblig. BAN:
1% 4/16/12	35,000,000	35,036,432
1.5% 4/16/12	25,000,000	25,041,613
Ledyard Gen. Oblig. BAN 1.5% 10/15/12	3,355,000	3,378,944
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN Series 2012, 1.5% 1/9/13	7,825,000	7,907,328
Manchester Gen. Oblig. BAN:
Series 2011 A, 2% 7/6/12	11,740,000	11,806,994
Series 2011 B, 2% 7/6/12	500,000	502,853
Milford Gen. Oblig. BAN:
Series 2011 A, 1% 5/3/12	3,045,000	3,049,100
Series 2011 B, 1% 11/2/12	10,145,000	10,196,007
North Branford Gen. Oblig. BAN 2% 11/7/12	4,233,000	4,282,777
Norwalk Gen. Oblig. Bonds Series C, 4% 7/1/12	1,150,000	1,164,569
Oxford Gen. Oblig. BAN Series 2011, 1.5% 7/26/12	2,349,000	2,360,759
Plymouth Gen. Oblig. BAN 1.5% 5/25/12	5,285,000	5,299,346
Ridgefield Gen. Oblig. BAN Lot A, 1.5% 12/18/12	12,690,000	12,816,212
Shelton Gen. Oblig. Bonds Series 2011 B, 2% 10/15/12	3,565,000	3,604,021
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Bonds 17th Series, 5% 8/1/12	890,000	907,061
South Windsor Gen. Oblig. BAN Series 2012, 2% 2/20/13	9,035,000	9,191,036
Stamford Gen. Oblig. Bonds Series 2011 B, 2% 12/15/12	3,000,000	3,041,597
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.14% 3/7/12, LOC Freddie Mac, VRDN (a)(d)	30,095,000	30,095,000
Stratford Gen. Oblig. Bonds Series 2011 C, 1% 8/1/12	1,480,000	1,484,317
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Univ. of Connecticut Gen. Oblig. Bonds Series A, 5.375% 4/1/19 (Pre-Refunded to 4/1/12 @ 100)	$ 1,875,000	$ 1,883,397
Vernon Gen. Oblig. BAN 2% 4/11/12	4,220,000	4,227,101
Waterford Gen. Oblig. BAN Series 2010 A1, 1% 3/20/12	51,350,000	51,371,623
Watertown Gen. Oblig. BAN 2% 3/29/12	10,400,000	10,412,031
Windsor Locks Gen. Oblig. BAN 1.5% 7/5/12	4,400,000	4,418,460
Wolcott Gen. Oblig. BAN 1.5% 10/25/12	7,280,000	7,333,266
		1,476,942,896
Illinois - 0.1%
Chicago Midway Arpt. Rev. Series 1998 B, 0.13% 3/1/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,000,000	1,000,000
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series MT 699, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,390,000	3,390,000
Kentucky - 0.3%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.17% 3/7/12, LOC PNC Bank NA, VRDN (a)(d)	2,000,000	2,000,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 3/22/12, CP mode (d)	2,700,000	2,700,000
		5,400,000
Michigan - 1.1%
Michigan Fin. Auth. Rev. Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (a)	20,000,000	20,000,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 3/13/12, CP mode (d)	400,000	400,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.27% 3/7/12, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 4.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 46,950,000	$ 46,950,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.14% 3/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	27,000,000	27,000,000
		73,950,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 4/5/12, CP mode (d)	5,100,000	5,100,000
	Shares
Other - 11.7%
Fidelity Municipal Cash Central Fund, 0.15% (b)(c)	211,867,000	211,867,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,803,049,896)		1,803,049,896
NET OTHER ASSETS (LIABILITIES) - 0.4%		8,100,832
NET ASSETS - 100%		$ 1,811,150,728
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 57,703
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 29, 2012, the cost of investment securities for income tax purposes was $1,803,049,896.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 29, 2012

1.814343.107

NJS-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.8%
	Principal Amount	Value
Colorado - 0.1%
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.14% 3/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Series 2008, 0.1% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	15,100,000	15,100,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.29% 3/7/12, LOC Bank of America NA, VRDN (a)(d)	3,200,000	3,200,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,290,000	2,290,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.18% 3/7/12, VRDN (a)(d)	8,000,000	8,000,000
Kentucky - 0.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.17% 3/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000,000	5,000,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.17% 3/7/12, LOC PNC Bank NA, VRDN (a)(d)	2,070,000	2,070,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 3/22/12, CP mode (d)	3,400,000	3,400,000
		11,370,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.15% 3/7/12, VRDN (a)(d)	2,000,000	2,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 3/13/12, CP mode	3,740,000	3,740,000
Michigan - 1.8%
Michigan Fin. Auth. Rev. Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (a)	39,300,000	39,300,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 3/13/12, CP mode (d)	$ 2,500,000	$ 2,500,000
Series 1990 A1, 0.4% tender 3/22/12, CP mode (d)	700,000	700,000
Series 1990 B, 0.55% tender 3/20/12, CP mode	3,500,000	3,500,000
		6,700,000
New Jersey - 66.6%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.11% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	21,000,000	21,000,000
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2011, 2% 10/10/12	6,700,000	6,762,138
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	20,500,000	20,553,415
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 0.13% 3/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	900,000	900,000
Carteret Gen. Oblig. BAN 1.5% 10/19/12	8,888,000	8,918,676
Chatham Township Gen. Oblig. BAN 1.5% 7/20/12	6,343,750	6,365,596
Cherry Hill Township Gen. Oblig. BAN Series 2011, 1.5% 10/17/12	9,445,250	9,508,458
Cliffside Park Gen. Oblig. BAN:
Series 2011 A, 2% 3/23/12	14,722,000	14,735,116
Series 2011 B, 0.75% 3/23/12	3,385,000	3,385,714
Cranbury Township Gen. Oblig. BAN 2% 1/11/13	5,666,000	5,729,132
Denville Township BAN 1.5% 10/19/12	7,231,970	7,280,328
Edgewater Gen. Oblig. BAN 1.5% 8/10/12	7,374,000	7,397,629
Englewood Gen. Oblig. BAN 1.5% 5/4/12	19,507,017	19,539,909
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.14% 3/7/12, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Florham Park Gen. Oblig. BAN 2% 1/24/13	7,714,000	7,823,095
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series 2003 A, 5.25% 11/1/12	6,100,000	6,303,047
Participating VRDN Series Putters 2865, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Gloucester County Gen. Oblig. BAN Series 2011 A, 1.5% 9/27/12	9,500,000	9,568,486
Hopewell Township Gen. Oblig. BAN 1.5% 1/18/13	9,350,000	9,451,192
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.12% 3/7/12, LOC Bank of New York, New York, VRDN (a)	39,295,000	39,295,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Madison Borough Gen. Oblig. BAN 2% 1/18/13	$ 8,193,000	$ 8,317,683
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.21% 3/1/12, LOC Bank of America NA, VRDN (a)	13,065,000	13,065,000
Middlesex County Gen. Oblig. BAN 1.5% 6/7/12	2,885,000	2,892,374
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	11,500,000	11,589,675
Morris County Gen. Oblig. Bonds Series 2006, 5% 3/15/12	1,095,000	1,097,047
Morris County NJ Impt. Auth. Rev. BAN 1.5% 8/29/12	4,500,000	4,526,971
Morristown Gen. Oblig. BAN 1.5% 6/14/12	6,000,000	6,012,979
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.11% 3/7/12, LOC Barclays Bank PLC, VRDN (a)	24,700,000	24,700,000
Series 2003 A2, 0.11% 3/7/12, LOC Barclays Bank PLC, VRDN (a)	35,000,000	35,000,000
Series 2003 A3, 0.11% 3/7/12, LOC Barclays Bank PLC, VRDN (a)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Duke Farms Foundation Proj.) Series 2009 A, 0.14% 3/1/12, LOC Northern Trust Co., VRDN (a)	2,000,000	2,000,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.14% 3/7/12, LOC Citibank NA, VRDN (a)	900,000	900,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.12% 3/1/12, VRDN (a)(d)	11,900,000	11,900,000
Series 2011 C, 0.12% 3/7/12, VRDN (a)(d)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	16,800,000	16,800,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,535,000	6,535,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.1% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.12% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	7,700,000	7,700,000
(LPS Inds. Proj.) Series 2002, 0.3% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	4,200,000	4,200,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.13% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	15,735,000	15,735,000
(The Hun School of Princeton Proj.) Series 2004, 0.13% 3/7/12, LOC PNC Bank NA, VRDN (a)	9,525,000	9,525,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Bonds (NJ Transit Corp. Lt. Rail Transit Sys. Proj.) Series 2008 A, 5% 5/1/12	$ 1,860,000	$ 1,873,783
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.):
Series 2003 A, 0.16% 3/7/12, LOC Citibank NA, VRDN (a)(d)	55,000,000	55,000,000
Series 2003 B, 0.16% 3/7/12, LOC Citibank NA, VRDN (a)(d)	55,000,000	55,000,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.23% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	19,400,000	19,400,000
Series 2006 A, 0.23% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.1% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	19,900,000	19,900,000
Participating VRDN:
Series BC 11 117B, 0.15% 3/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,915,000	4,915,000
Series Putters 3922, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,170,000	2,170,000
New Jersey Gen. Oblig.:
Bonds:
Series H, 5.25% 7/1/12	2,000,000	2,033,470
Series O, 4% 8/1/12	10,000,000	10,157,838
TRAN Series 2012 C, 2% 6/21/12	24,635,000	24,767,874
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 C, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	43,955,000	43,955,000
(Barnabas Health Proj.) Series 2011 B, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	28,000,000	28,000,000
(Children's Specialized Hosp. Proj.) Series 2005 B, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,400,000	12,400,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.13% 3/7/12, LOC PNC Bank NA, VRDN (a)	8,070,000	8,070,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,415,000	17,415,000
Series 2006 A5, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,790,000	9,790,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.14% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,510,000	$ 6,510,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.13% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	15,850,000	15,850,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.12% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	11,030,000	11,030,000
(Virtua Health Proj.):
Series 2004, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,790,000	5,790,000
Series 2009 B, 0.1% 3/1/12, LOC JPMorgan Chase Bank, VRDN (a)	1,830,000	1,830,000
Series 2009 D, 0.12% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	35,850,000	35,850,000
Bonds Series 2011, 2% 7/1/12	10,760,000	10,807,204
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.22% 3/7/12, LOC Bank of America NA, VRDN (a)	7,200,000	7,200,000
Series 2008 F, 0.25% 3/7/12, LOC Bank of America NA, VRDN (a)(d)	88,525,000	88,525,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.13% 3/7/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	39,800,000	39,800,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)	44,775,000	44,775,000
Series 2009 B, 0.11% 3/7/12, LOC PNC Bank NA, VRDN (a)	26,200,000	26,200,000
Series 2009 C, 0.1% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,900,000	10,900,000
Series 2009 D, 0.11% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	13,815,000	13,815,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series 2001 C, 5.75% 12/15/12	5,000,000	5,217,444
Series 2005 A, 5.25% 12/15/12	2,000,000	2,079,261
Series B, 5.25% 12/15/12	4,750,000	4,933,328
Series 2009 C, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	16,400,000	16,400,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2009 D, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 51,550,000	$ 51,550,000
New Providence Gen. Oblig. BAN 0.5% 5/25/12	5,548,240	5,550,834
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	20,900,000	21,012,747
Ocean City Gen. Oblig. BAN 2% 3/8/13	9,750,000	9,890,595
Ocean Township Gen. Oblig. BAN Series 2011, 1.5% 12/19/12	6,227,835	6,276,429
Passaic County Gen. Oblig. BAN Series 2011 C, 2% 12/28/12	20,181,000	20,454,675
Robbinsville Township Gen. Oblig. BAN Series 2011 C, 2% 8/8/12	9,274,000	9,334,594
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.18% 3/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,400,000	4,400,000
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2009 A3, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	24,975,000	24,975,000
Series 2009 A4, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,700,000	4,700,000
South Orange & Maplewood School District BAN Series 2011 A, 2% 3/9/12	4,555,753	4,556,878
South Orange Village Township Rev. BAN Series 2011 B, 2% 9/7/12	2,100,000	2,114,615
South Plainfield Gen. Oblig. BAN 1.5% 6/28/12	9,227,700	9,258,153
South River Borough Gen. Oblig. BAN Series 2011 A, 1.5% 12/19/12	11,245,000	11,302,952
Springfield Township Gen. Oblig. BAN 1.5% 8/10/12	11,316,902	11,367,722
Sussex County Gen. Oblig. BAN 1.5% 7/31/12	9,200,000	9,250,104
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/12	18,100,000	18,125,589
Union County Gen. Oblig.:
BAN 1.5% 6/29/12	80,000,000	80,332,308
Bonds Series 2011, 3% 3/1/12	540,000	540,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.18% 3/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	7,250,000	7,250,000
Upper Saddle River Gen. Oblig. BAN:
1% 6/1/12	6,130,000	6,141,567
2% 2/22/13	3,870,000	3,929,148
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Vineland Gen. Oblig. 0.15% 3/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 8,300,000	$ 8,300,000
Wayne Township Wtr. Util. BAN 1.5% 9/14/12	7,000,000	7,028,789
West Caldwell Township BAN 1% 7/13/12	8,053,965	8,064,491
West Milford Township Gen. Oblig. BAN 1.5% 4/13/12	9,235,523	9,245,119
West Orange Gen. Oblig. BAN:
1.5% 5/24/12	6,453,098	6,464,744
1.5% 5/24/12	2,708,900	2,712,476
		1,469,588,391
New Jersey/Pennsylvania - 1.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.17% 3/7/12, LOC Bank of America NA, VRDN (a)	34,900,000	34,900,000
Series 2008 B, 0.12% 3/7/12, LOC TD Banknorth, NA, VRDN (a)	5,930,000	5,930,000
		40,830,000
New York & New Jersey - 15.3%
Port Auth. of New York & New Jersey:
Bonds:
131st Series, 5% 12/15/12 (d)	1,000,000	1,035,590
162nd Series, 1.25% 9/15/12	2,080,000	2,090,894
169th Series, 3% 10/15/12 (d)	5,500,000	5,591,384
Participating VRDN:
Series Austin 07 1017, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	35,980,000	35,980,000
Series BA 08 1066, 0.33% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,540,000	3,540,000
Series BA 08 1067, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	24,260,000	24,260,000
Series EGL 06 107 Class A, 0.21% 3/7/12 (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.17% 3/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	9,955,000	9,955,000
Series MT 783, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,585,000	3,585,000
Series Putters 2945, 0.22% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3114, 0.22% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 7,190,000	$ 7,190,000
Series Putters 3162, 0.22% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.22% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series Putters 4001 Z, 0.22% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,265,000	8,265,000
Series ROC II R 664, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,495,000	2,495,000
Series Solar 06 16, 0.14% 3/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	8,360,000	8,360,000
Series 1991 1, 0.24% 3/30/12, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.24% 3/30/12, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.21% 3/30/12, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.24% 3/30/12, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.24% 3/30/12, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.22% 3/7/12, VRDN (a)	10,000,000	10,000,000
Series A:
0.1% 4/4/12, CP (d)	12,525,000	12,525,000
0.11% 5/17/12, CP (d)	7,460,000	7,460,000
0.13% 5/31/12, CP (d)	21,025,000	21,025,000
0.14% 5/3/12, CP (d)	2,600,000	2,600,000
0.16% 3/22/12, CP (d)	8,100,000	8,100,000
0.16% 8/9/12, CP (d)	6,100,000	6,100,000
0.17% 3/15/12, CP (d)	7,600,000	7,600,000
0.19% 4/4/12, CP (d)	3,610,000	3,610,000
Series B:
0.1% 4/5/12, CP	1,810,000	1,810,000
0.12% 8/1/12, CP	5,800,000	5,800,000
0.18% 6/5/12, CP	5,500,000	5,500,000
0.2% 5/3/12, CP	7,425,000	7,425,000
		338,582,868
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.37% 3/7/12, VRDN (a)	6,500,000	6,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.18% 3/7/12 (Liquidity Facility Citibank NA), VRDN (a)(d)	2,200,000	2,200,000
		8,700,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (ConocoPhillips Co. Proj.) Series 2002 B, 0.15% 3/7/12, VRDN (a)(d)	$ 2,500,000	$ 2,500,000
Pennsylvania - 0.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.15% 3/7/12, LOC Citibank NA, VRDN (a)	4,000,000	4,000,000
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,650,000	26,650,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.14% 3/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,700,000	2,700,000
		29,350,000
South Carolina - 0.1%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 3/1/12, CP mode	1,650,000	1,650,000
Tennessee - 0.2%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.19% 3/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(d)	5,000,000	5,000,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.29% 3/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,500,000	2,500,000
	Shares
Other - 10.3%
Fidelity Municipal Cash Central Fund, 0.15% (b)(c)	228,053,000	228,053,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,223,454,259)		2,223,454,259
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,011,376)
NET ASSETS - 100%		$ 2,206,442,883
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1991 1, 0.24% 3/30/12, VRDN	6/18/91	$ 8,800,000
1991 3, 0.24% 3/30/12, VRDN	12/3/03	$ 9,800,000
1992 1, 0.21% 3/30/12, VRDN	2/14/92	$ 6,800,000
1995 3, 0.24% 3/30/12, VRDN	9/15/95	$ 9,400,000
1995 4, 0.24% 3/30/12, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 58,338
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 29, 2012, the cost of investment securities for income tax purposes was $2,223,454,259.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 29, 2012

1.814103.107

SNJ-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.23% 3/7/12, LOC Bank of America NA, VRDN (b)	$ 2,200,000	$ 2,200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 3/13/12, CP mode	500,000	500,000
0.4% tender 3/13/12, CP mode	300,000	300,000
		800,000
Michigan - 1.2%
Michigan Fin. Auth. Rev. Series 2011 L, 0.16% 3/7/12, LOC Citibank NA, VRDN (b)	7,000,000	7,000,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.55% tender 3/20/12, CP mode	1,900,000	1,900,000
New Jersey - 72.9%
Bergen County Gen. Oblig. Bonds Series 2011 A, 2% 12/1/12	750,000	759,551
Bernardsville Gen. Oblig. BAN 2% 2/21/13	4,113,300	4,176,010
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2011, 2% 10/10/12	2,000,000	2,018,549
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	7,000,000	7,018,239
Carteret Gen. Oblig. BAN 1.5% 10/19/12	2,600,000	2,608,974
Englewood Gen. Oblig. BAN 1.5% 5/4/12	6,600,000	6,611,129
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series 2003 A, 5.25% 11/1/12	1,900,000	1,963,244
Participating VRDN Series Putters 2865, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,190,000	4,190,000
Gloucester County Gen. Oblig. Bonds Series 2010, 2% 9/15/12	1,580,000	1,594,667
Highland Park Gen. Oblig. BAN 1.5% 11/2/12	6,900,000	6,935,436
Hopewell Township Gen. Oblig. BAN 1.5% 4/13/12	4,322,791	4,327,792
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.12% 3/7/12, LOC Bank of New York, New York, VRDN (b)	31,055,000	31,055,000
Mahwah Township Gen. Oblig. BAN 1.5% 6/8/12	4,480,000	4,491,568
Millburn Township Gen. Oblig. BAN 2% 1/11/13	4,113,288	4,159,817
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	3,500,000	3,527,292
Morris County NJ Impt. Auth. Rev. BAN 1.5% 8/29/12	1,000,000	1,005,818
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Morristown Gen. Oblig. BAN 1.5% 6/14/12	$ 1,997,400	$ 2,001,721
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.11% 3/7/12, LOC Barclays Bank PLC, VRDN (b)	9,400,000	9,400,000
Series 2003 A2, 0.11% 3/7/12, LOC Barclays Bank PLC, VRDN (b)	11,550,000	11,550,000
Series 2003 A4, 0.11% 3/7/12, LOC Barclays Bank PLC, VRDN (b)	4,600,000	4,600,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.14% 3/7/12, LOC Citibank NA, VRDN (b)	22,100,000	22,100,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.1% 3/1/12, VRDN (b)	3,100,000	3,100,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.16% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,535,000	5,535,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(The Hun School of Princeton Proj.) Series 2004, 0.13% 3/7/12, LOC PNC Bank NA, VRDN (b)	3,045,000	3,045,000
Bonds (NJ Transit Corp. Lt. Rail Transit Sys. Proj.) Series 2008 A, 5% 5/1/12	3,750,000	3,777,024
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.1% 3/7/12, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
Bonds (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12	1,000,000	1,027,475
New Jersey Envir. Infrastructure Trust Bonds Series 2006 D, 5% 9/1/12	1,000,000	1,023,766
New Jersey Gen. Oblig.:
Bonds:
Series H, 5.25% 7/1/12	1,435,000	1,458,628
Series O, 4% 8/1/12	5,600,000	5,689,111
TRAN Series 2012 C, 2% 6/21/12	6,000,000	6,032,107
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.18% 3/7/12, LOC Bank of America NA, VRDN (b)	22,725,000	22,725,000
Series 2008 C, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,100,000	12,100,000
(Barnabas Health Proj.) Series 2011 B, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	8,010,000	8,010,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Children's Specialized Hosp. Proj.) Series 2005 B, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,245,000	$ 2,245,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.13% 3/7/12, LOC PNC Bank NA, VRDN (b)	1,180,000	1,180,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.14% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	14,635,000	14,635,000
Series 2003 B, 0.18% 3/7/12, LOC Bank of America NA, VRDN (b)	18,110,000	18,110,000
Series 2006 A4, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,980,000	2,980,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,400,000	2,400,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.1% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,500,000	1,500,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.12% 3/7/12, LOC TD Banknorth, NA, VRDN (b)	25,975,000	25,975,000
(Virtua Health Proj.) Series 2009 E, 0.1% 3/7/12, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
Bonds Series 2011, 2% 7/1/12	3,100,000	3,113,600
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.22% 3/7/12, LOC Bank of America NA, VRDN (b)	1,700,000	1,700,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.13% 3/7/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,700,000	1,700,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.12% 3/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,000,000	9,000,000
Series 2009 B, 0.11% 3/7/12, LOC PNC Bank NA, VRDN (b)	13,800,000	13,800,000
Series 2009 D, 0.11% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	1,735,000	1,735,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	11,600,000	11,600,000
Series 2009 D, 0.12% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,600,000	9,600,000
Ocean Township Gen. Oblig. BAN Series 2011, 1.5% 12/19/12	1,800,000	1,814,045
Passaic County Gen. Oblig. BAN Series 2011 C, 2% 12/28/12	5,500,000	5,574,586
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Robbinsville Township Gen. Oblig. BAN Series 2011 C, 2% 8/8/12	$ 2,800,000	$ 2,818,294
Rumson Gen. Oblig. BAN Series 2011 B, 1.5% 9/15/12	3,475,000	3,494,071
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500,000	2,500,000
Saddle River Gen. Oblig. BAN 1.5% 3/30/12	7,927,000	7,933,202
Somerset County Gen. Oblig. Bonds 1.5% 8/1/12	800,000	803,942
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.11% 3/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
South River Borough Gen. Oblig. BAN Series 2011 A, 1.5% 12/19/12	3,200,000	3,216,491
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/12	6,015,274	6,023,778
Township of Bridgewater BAN 1.25% 4/19/12	6,350,000	6,357,465
Union County Gen. Oblig.:
BAN 1.5% 6/29/12	35,000,000	35,145,385
Bonds:
Series 2002, 5% 3/1/12	1,600,000	1,600,000
Series 2011, 3% 3/1/12	2,165,000	2,165,000
Watchung Gen. Oblig. Bonds Series 1999, 4.375% 5/1/12	350,000	352,351
West Orange Gen. Oblig. Bonds Series 2011, 2% 5/1/12	555,000	556,288
		422,146,416
New Jersey/Pennsylvania - 2.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.17% 3/7/12, LOC Bank of America NA, VRDN (b)	14,400,000	14,400,000
New York & New Jersey - 11.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.15% 3/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	4,310,000	4,310,000
Series MS 3264, 0.26% 3/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	7,650,000	7,650,000
Series Putters 1546, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,385,000	8,385,000
Series Putters 3647, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,770,000	1,770,000
Series Putters 3862, 0.16% 3/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000,000	3,000,000
Series ROC II R 11793, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,900,000	5,901,210
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 664, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 500,000	$ 500,000
Series 1992 2, 0.21% 3/30/12, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 1, 0.21% 3/30/12, VRDN (b)(f)	8,900,000	8,900,000
Series 1997 2, 0.21% 3/30/12, VRDN (b)(f)	10,400,000	10,400,000
Series B:
0.18% 6/5/12, CP	1,540,000	1,540,000
0.2% 5/3/12, CP	7,100,000	7,100,000
		66,356,210
North Carolina - 0.3%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.16% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	975,000	975,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Goodwill Cmnty. Proj.) Series 2002, 0.24% 3/7/12, LOC Bank of America NA, VRDN (b)	900,000	900,000
		1,875,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.37% 3/7/12, VRDN (b)	1,800,000	1,800,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 3/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,600,000	6,600,000
South Carolina - 0.3%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.18% 3/1/12, VRDN (b)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.13% 3/7/12, LOC Branch Banking & Trust Co., VRDN (b)	550,000	550,000
		1,550,000
Texas - 0.3%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Washington - 0.3%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.16% 3/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,800,000	1,799,999
Municipal Securities - continued
	Shares	Value
Other - 8.6%
Fidelity Tax-Free Cash Central Fund, 0.13% (c)(d)	$ 49,587,000	$ 49,587,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $580,014,625)		580,014,625
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(568,222)
NET ASSETS - 100%		$ 579,446,403
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,310,000 or 0.7% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 4.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1992 2, 0.21% 3/30/12, VRDN	2/14/92	$ 6,900,000
1997 1, 0.21% 3/30/12, VRDN	8/9/02	$ 8,900,000
1997 2, 0.21% 3/30/12, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 11,878
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 29, 2012, the cost of investment securities for income tax purposes was $580,014,625.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012